MITCHELL HUTCHINS LIR SELECT MONEY FUND                        SEMIANNUAL REPORT



                                                               December 15, 2000
Dear Shareholder,

We are pleased to present you with the semiannual report for the Mitchell Hutchins LIR Select Money Fund (the "Fund") for the six-month period ended October 31, 2000.

--------------------------------------------------------------------------------
MITCHELL HUTCHINS LIR SELECT
MONEY FUND

INVESTMENT GOAL:
Maximum current income
consistent with liquidity
and capital preservation

PORTFOLIO MANAGERS:
Kris Dorr
Michael Markowitz
Mitchell Hutchins Asset
Management Inc.

COMMENCEMENT:
August 10, 1998

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC] The six months ended October 31, 2000 began with fears that an overheated economy would push the increase in the rate of inflation to potentially disruptive levels--the period ended with some concern that economic growth had been halted to the extent that it could endanger a hoped-for economic soft landing. Uncertainty in the equity markets was further fueled by corporate earnings disappointments, rising energy prices, and rising tensions in the Middle East. These factors pulled investors increasingly to fixed income investments, attracted by their relative security and stability of principal.
     As the economy showed signs of slowing in October, and expectations of a U.S. Federal Reserve Board (the "Fed") rate cut grew stronger, treasury yields began to decline. Despite these declines, yields for the 90-day Treasury bill rose 33 basis points while the 30-year bond rose three basis points (a basis point equals 1/100th of one percent) during the six months ended October 31, 2000.
     In the latter part of the fiscal period, as the markets struggled and the economy began to show signs of slowing, the Fed continued to warn that inflation was its primary concern as it contemplated the future course of interest rates with a bias toward halting inflation. Late in the period and post-period, however, home sales and durable goods sales began to dip while unemployment figures rose. The Gross Domestic Product (GDP) for the third quarter was revised downward to a 2.4% annual rate of increase, and Fed Chairman Alan Greenspan noted for the first time in more than a year that inflation might not be the Fed's primary concern any longer.

SEMIANNUAL REPORT                        MITCHELL HUTCHINS LIR SELECT MONEY FUND


PORTFOLIO REVIEW
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES--PERFORMANCE
AND CHARACTERISTICS                    10/31/00                4/30/00
--------------------------------------------------------------------------------
Current Seven-Day Average Yield(1)        6.57%                  6.02%
Effective Seven-Day Yield(1)              6.78%                  6.20%
Weighted Average Maturity               37 days                29 days
Net Assets                       $2.128 billion         $2.291 billion
--------------------------------------------------------------------------------

(1)Yields will fluctuate.

HIGHLIGHTS
[GRAPHIC] We continued to emphasize high credit quality and liquidity, building our portfolio maturities to seek competitive yields by focusing on spread product. During the period, the yield curve continued to be downward sloping, making money market securities very attractive. We extended the Fund's average maturity from 29 to 37 days.

SECTOR ALLOCATION*        10/31/00                                       4/30/00
--------------------------------------------------------------------------------
Commercial Paper           44.8%    Commercial Paper                       58.9%
Domestic Master Notes      15.4     Domestic Master Notes                  15.3
Certificates of Deposit    10.4     Time Deposits                           7.3
Time Deposits               9.2     Other Banking Obligations               6.1
Short-Term Corporate        8.4     Certificates of Deposit                 4.6
Repurchase Agreements       6.1     Short-Term Corporate                    4.4
Other Banking Obligations   5.2     Repurchase Agreements                   2.2
Money Market Funds          0.5     U.S. Gov't Agency                       1.3
                                    Money Market Funds                      0.1
                                    Liabilities in Excess of Other Assets  -0.2
--------------------------------------------------------------------------------
Total                     100.0     Total                                 100.0


*Weightings represent percentages of net assets as of the dates indicated. The
 Fund's portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS LIR SELECT MONEY FUND                        SEMIANNUAL REPORT



OUTLOOK
--------------------------------------------------------------------------------
[GRAPHIC]Most signs now point to the economy growing at a sustainable pace during the coming months. We expect the GDP to grow at about 2.0% during the fourth quarter of this year, increasing slightly to 2.5% during the second quarter of 2001. Depending largely upon inflation figures, the Fed may lower the Federal Funds rate by between 0.25% to 0.50% during the first half of 2001 to help ensure that the economy lands softly, although tensions across the globe and the continued energy crisis continue to be areas of concern. We will continue to focus on providing the Fund's shareholders with the highest credit quality investments.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW of a fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor. For additional information visit us at www.painewebber.com.

Sincerely,

/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.



/s/ Kris Dorr

KRIS DORR
Portfolio Manager
Mitchell Hutchins
LIR Select Money Fund



/s/ Michael Markowitz

MICHAEL MARKOWITZ
Portfolio Manager
Mitchell Hutchins
LIRSelect Money Fund



     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS LIR SELECT MONEY FUND



                                                     OCTOBER 31, 2000(UNAUDITED)
STATEMENT OF NET ASSETS


PRINCIPAL
  AMOUNT                                                                MATURITY          INTEREST
  (000)                                                                  DATES              RATES              VALUE
---------                                                            --------------    ---------------    ---------------
CERTIFICATES OF DEPOSIT--10.43%
DOMESTIC--1.93%
$ 11,000  Harris Trust & Savings Bank .......................          11/01/00             6.620%*       $    11,002,914
  15,000  Key Bank N.A. .....................................          11/08/00             6.610*             14,999,828
  15,000  Sun Trust Banks, Inc. .............................          04/18/01             6.780              14,998,036
                                                                                                          ---------------
                                                                                                               41,000,778
                                                                                                          ---------------
EURO-DOLLAR--2.35%
  50,000  Svenska Handelsbanken .............................          12/15/00             6.570              50,001,063
                                                                                                          ---------------
YANKEE--6.15%
  10,000  Canadian Imperial Bank of Commerce ................          01/29/01             6.525               9,999,073
  40,000  Commerzbank AG ....................................    06/26/01 to 08/13/01    6.850 to 7.150        39,992,389
  15,000  Royal Bank of Canada ..............................          01/16/01             6.525              14,998,517
  11,000  Svenska Handelsbanken .............................          06/20/01             7.110              11,014,831
  55,000  UBS AG ............................................    11/28/00 to 03/27/01    6.090 to 6.875        54,996,827
                                                                                                          ---------------
                                                                                                              131,001,637
                                                                                                          ---------------
Total Certificates of Deposit (cost--$222,003,478) ..........                                                 222,003,478
                                                                                                          ---------------
OTHER BANKING OBLIGATIONS--5.17%

DOMESTIC--5.17%
  60,000  Comerica Bank, N.A., Detroit ......................    11/07/00 to 11/14/00    6.535 to 6.570*       59,989,434
  50,000  Strategic Money Market Trust +   ....................        11/13/00             6.640*             50,000,000
                                                                                                          ---------------
Total Other Banking Obligations (cost--$109,989,434) ........                                                 109,989,434
                                                                                                          ---------------
COMMERCIAL PAPER@--44.85%

ASSET BACKED-BANKING--7.41%
  80,792  Atlantis One Funding Corp. ........................    11/01/00 to 02/23/01    6.480 to 6.630        79,604,284
  78,377  Woodstreet Funding Corp. ..........................    11/10/00 to 11/24/00       6.500              78,094,990
                                                                                                          ---------------
                                                                                                              157,699,274
                                                                                                          ---------------
ASSET BACKED-MISCELLANEOUS--21.84%
  86,130  Falcon Asset Securitization Corp. .................    11/20/00 to 11/24/00    6.500 to 6.520        85,808,749
  41,311  Giro Funding Corp. ................................    11/09/00 to 12/07/00    6.500 to 6.510        41,115,571
  69,944  Parthenon Receivables Funding LLC .................    11/08/00 to 12/13/00    6.500 to 6.520        69,709,581
  97,475  Preferred Receivables Funding Corp. ...............    11/21/00 to 12/08/00    6.500 to 6.510        96,978,997
  43,141  Triple A One Funding Corp. ........................          11/06/00             6.500              43,102,053
  50,000  Unilever Capital Corp. ............................          11/01/00             6.510              50,000,000
  78,107  Variable Funding Capital Corp. ....................    11/06/00 to 11/08/00       6.500              78,025,653
                                                                                                          ---------------
                                                                                                              464,740,604
                                                                                                          ---------------
BANKING-FOREIGN--3.79%
  47,000  Alliance & Leicester PLC ..........................          02/20/01          6.480 to 6.500        46,059,584
  35,000  Halifax PLC .......................................          01/05/01             6.530              34,587,340
                                                                                                          ---------------
                                                                                                               80,646,924
                                                                                                          ---------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND



PRINCIPAL
 AMOUNT                                                                MATURITY           INTEREST
  (000)                                                                  DATES              RATES              VALUE
---------                                                            --------------    ---------------    ---------------
COMMERCIAL PAPER@--(CONCLUDED)
BROKER-DEALER--1.17%
$ 25,000  Salomon Smith Barney Holdings, Inc. ...............          11/01/00             6.600%        $    25,000,000
                                                                                                          ---------------
ELECTRONICS--1.17%
  25,000  Motorola Credit Corp. .............................          12/01/00             6.490              24,864,792
                                                                                                          ---------------
ENERGY--0.89%
  18,878  Exxon Mobil Australia, Ltd. .......................          11/01/00             6.580              18,878,000
                                                                                                          ---------------
FINANCE-CONDUIT--0.55%
  12,000  Svenska Handelsbanken .............................          03/12/01             6.460              11,717,913
                                                                                                          ---------------
FINANCE-INDEPENDENT--0.46%
  10,000  National Rural Utilities Cooperative Finance Corp.           02/22/01             6.460               9,797,228
                                                                                                          ---------------
INSURANCE--3.52%
  50,500  Aegon Funding Corp. ...............................    12/19/00 to 12/27/00    6.550 to 6.650        50,005,955
   5,000  AIG Funding, Inc. .................................          01/17/01             6.480               4,930,700
  20,000  The St. Paul Companies, Inc. ......................          11/07/00             6.480              19,978,400
                                                                                                          ---------------
                                                                                                               74,915,055
                                                                                                          ---------------
METALS & MINING--1.71%
  36,735  Rio Tinto America, Inc. ...........................          12/12/00             6.470              36,464,314
                                                                                                          ---------------
PRINTING & PUBLISHING--2.34%
  50,000  Gannett Co. .......................................          11/27/00             6.500              49,765,278
                                                                                                          ---------------
Total Commercial Paper (cost--$954,489,382) .................                                                 954,489,382
                                                                                                          ---------------
DOMESTIC MASTER NOTES--15.37%

BROKER-DEALER--14.57%
  73,000  Bank of America Securities ........................          11/01/00             6.825*             73,000,000
  95,000  Bear Stearns Companies, Inc. ......................          11/01/00             6.825*             95,000,000
  47,041  J.P. Morgan Securities, Inc. ......................          11/01/00             6.588*             47,041,000
  95,000  Morgan Stanley Dean Witter & Co. ..................          11/01/00             6.725*             95,000,000
                                                                                                          ---------------
                                                                                                              310,041,000
                                                                                                          ---------------
OTHER BANKING OBLIGATION--0.80%
  17,000  Bank of America N.A. ..............................          01/12/01             6.842*             17,008,013
                                                                                                          ---------------
Total Domestic Master Notes (cost--$327,049,013) ............                                                 327,049,013
                                                                                                          ---------------
SHORT-TERM CORPORATE OBLIGATIONS--8.45%

ASSET BACKED-FINANCE--3.76%
  45,000  Beta Finance, Inc. ................................    01/25/01 to 08/20/01    6.620 to 6.925        45,000,000
  20,000  Beta Finance, Inc. ................................          11/10/00             6.600*             20,000,000
  15,000  CC (USA), Inc. ....................................          02/15/01             6.810              15,000,000
                                                                                                          ---------------
                                                                                                               80,000,000
                                                                                                          ---------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND


PRINCIPAL
  AMOUNT                                                                 MATURITY          INTEREST
  (000)                                                                   DATES             RATES               VALUE
---------                                                            --------------    ---------------    ---------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
AUTO & TRUCK--2.36%
$ 50,000  General Motors Acceptance Corp. ...................          11/01/00             7.020%        $    50,108,466
                                                                                                          ---------------
TELECOMMUNICATIONS--2.33%
  50,000  Verizon Global Funding Corp. ......................          12/12/00             6.470              49,631,570
                                                                                                          ---------------
Total Short-Term Corporate Obligations (cost--$179,740,036) .                                                 179,740,036
                                                                                                          ---------------
REPURCHASE AGREEMENTS--6.11%

  80,000  Repurchase Agreement dated 10/31/00 with Deutsche
             Bank Securities, Inc., collateralized by
             $82,791,700 various Corporate Bonds and Asset
             Backed Securities, 6.990%-14.000%.
             due 10/31/03-10/20/08;(value--$83,518,709);
             proceeds: $80,014,944 (cost--$80,000,000) ......          11/01/00             6.725              80,000,000
  50,000  Repurchase Agreement dated 10/31/00 with Goldman
            Sachs, Inc., collateralized by $92,184,998
            various Corporate Bonds, 7.250%-13.250%
            due 04/01/01-03/01/10; (value--$53,372,447);
            proceeds: $50,009,424 (cost--$50,000,000) .......          11/01/00             6.785              50,000,000
                                                                                                          ---------------
Total Repurchase Agreements (cost--$130,000,000) ............                                                 130,000,000
                                                                                                          ---------------

TIME DEPOSITS--9.16%

 100,000  Dresdner Bank .....................................          11/01/00             6.531             100,000,000
  95,000  Societe Generale ..................................          11/01/00             6.563              95,000,000
                                                                                                          ---------------
Total Time Deposits (cost--$195,000,000) ....................                                                 195,000,000
                                                                                                          ---------------
NUMBER OF
 SHARES
---------

MONEY MARKET FUNDS--0.47%

10,000,000 AIM Liquid Assets Money Market
  Portfolio (cost--$10,000,000) .............................                                                  10,000,000
                                                                                                          ---------------
Total Investments (cost--$2,128,271,343 which approximates
  cost for federal income tax purposes)--100.01% ............                                               2,128,271,343
Liabilities in excess of other assets--(0.01)% ..............                                                    (213,194)
                                                                                                          ---------------
Net Assets (applicable to 2,128,058,610 Institutional shares
  outstanding equivalent to $1.00 per share)--100.00% .......                                             $ 2,128,058,149
                                                                                                          ===============

-------------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 2000 and reset periodically.
@ Interest rates shown are the discount rates at
  date of purchase.
+ Illiquid security represents 2.35% of net assets.



                       Weighted average maturity--37 days

                See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND



STATEMENT OF OPERATIONS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                               OCTOBER 31, 2000
                                                                  (UNAUDITED)
                                                             -------------------
INVESTMENT INCOME:
Interest ...............................................         $65,104,300
                                                                 -----------
EXPENSES:
Management Fee .........................................           1,762,853
Trustees' fees .........................................               5,250
                                                                 -----------
                                                                   1,768,103
Less: Fee waivers from adviser .........................            (294,684)
                                                                 -----------
Net expenses ...........................................           1,473,419
                                                                 -----------
Net investment income ..................................          63,630,881
NET REALIZED LOSSES FROM INVESTMENT TRANSACTIONS .......                 (24)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...         $63,630,857
                                                                 ===========



                 See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX
                                                                           MONTHS ENDED            FOR THE
                                                                         OCTOBER 31, 2000         YEAR ENDED
                                                                            (UNAUDITED)         APRIL 30, 2000
                                                                         ----------------      -----------------
FROM OPERATIONS:
Net investment income ................................................   $     63,630,881      $      98,178,308
Net realized losses from investment transactions .....................                (24)                  (396)
                                                                         ----------------      -----------------
Net increase in net assets resulting from operations .................         63,630,857             98,177,912
                                                                         ----------------      -----------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income - Institutional shares .........................        (63,630,881)           (98,065,586)
Net investment income - Financial Intermediary shares ................            --                    (112,722)
                                                                         ----------------      -----------------
Total dividends to shareholders ......................................        (63,630,881)           (98,178,308)
                                                                         ----------------      -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
BENEFICIAL INTEREST TRANSACTIONS .....................................       (162,763,493)           968,015,147
                                                                         ----------------      -----------------
Net increase (decrease) in net assets ................................       (162,763,517)           968,014,751
NET ASSETS:
Beginning of period ..................................................      2,290,821,666          1,322,806,915
                                                                         ----------------      -----------------
End of period ........................................................   $  2,128,058,149      $   2,290,821,666
                                                                         ================      =================


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mitchell Hutchins LIR Select Money Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of Mitchell Hutchins LIR Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, LIR Liquid Assets Fund and LIR Cash Reserves Fund. The financial statements for the LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, LIR Liquid Assets Fund and LIR Cash Reserves Fund are not included herein.

     The Fund currently offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. At October 31, 2000, there are no Financial Intermediary shares outstanding.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

     VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these difference are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)



INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), serves as investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned indirect subsidiary of UBS AG. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At October 31, 2000, the Fund owed Mitchell Hutchins $267,283 in management fees.

     Under the Advisory Contract, Mitchell Hutchins has agreed to pay all Fund expenses other than the management fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust). Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. From September 1, 1999 through October 31, 2000, Mitchell Hutchins had agreed to waive 3 basis points (0.03%) of the 18 basis points (0.18%) fee. Mitchell Hutchins has agreed to extend that waiver of 3 basis points (0.03%) of its 18 basis points (0.18%) fee through January 31, 2002. At October 31, 2000, management fees were 15 basis points (0.15%).

     For the six months ended October 31, 2000, Mitchell Hutchins voluntarily waived $294,684 of its management fees.

OTHER LIABILITIES

     At October 31, 2000, dividends payable were $11,278,348.

FEDERAL TAX STATUS

     The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

     Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, the Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays an identical fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)



BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro-rata, based on the relative asset size of thefunds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended October 31, 2000, the Fund did not borrow under the Facility.

MONEY MARKET FUND INSURANCE BOND

     The Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. The Adviser pays the premium on behalf of the Fund.

     For the six months ended October 31, 2000, the Fund did not use this insurance bond.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                                                                       FINANCIAL
                                                                                                     INTERMEDIARY
                                                                                                        SHARES
                                                                  INSTITUTIONAL SHARES            ------------------
                                                        -----------------------------------         FOR THE PERIOD
                                                        FOR THE SIX MONTHS     FOR THE YEAR        NOVEMBER 4, 1999*
                                                               ENDED               ENDED                  TO
                                                         OCTOBER 31, 2000     APRIL 30, 2000         MARCH 6, 2000
                                                        ------------------    --------------      ------------------
Shares sold ........................................      17,042,463,978      24,269,018,421          124,338,452
Shares repurchased .................................     (17,256,007,014)    (23,371,429,911)        (124,338,452)
Dividends reinvested ...............................          50,779,543          70,426,637                    0
                                                        ----------------      --------------      ---------------
Net increase (decrease) in shares outstanding ......        (162,763,493)        968,015,147                    0
                                                        ================      ==============      ===============

------------------
*  Reissuance of shares.

MITCHELL HUTCHINS LIR SELECT MONEY FUND



FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                       INSTITUTIONAL SHARES
                                                        --------------------------------------------------------
                                                           FOR THE SIX                            FOR THE PERIOD
                                                          MONTHS ENDED          FOR THE          AUGUST 10, 1998+
                                                        OCTOBER 31, 2000       YEAR ENDED              TO
                                                          (UNAUDITED)        APRIL 30, 2000       APRIL 30, 1999
                                                        ----------------     --------------     ----------------
Net asset value, beginning of period ...............       $     1.00          $     1.00         $      1.00
                                                           ----------          ----------         -----------
Net investment income ..............................            0.033               0.054               0.037
Dividends from net investment income ...............           (0.033)             (0.054)             (0.037)
                                                           ----------          ----------         -----------
Net asset value, end of period .....................       $     1.00          $     1.00         $      1.00
                                                           ==========          ==========         ===========
Total investment return (1) ........................             3.31%               5.54%               3.81%
                                                           ==========          ==========         ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ..................       $2,128,058          $2,290,822         $ 1,322,807
Expenses to average net assets net of
  waivers from adviser .............................             0.15%*              0.14%               0.07%*
Expenses to average net assets before
  waivers from adviser .............................             0.18%*              0.18%               0.18%*
Net investment income to average net assets
  net of waivers from adviser ......................             6.48%*              5.48%               5.06%*
Net investment income to average net assets
  before waivers from adviser ......................             6.45%*              5.44%               4.95%*

                                                              FINANCIAL INTERMEDIARY SHARES(2)
                                                        -------------------------------------------
                                                         FOR THE PERIOD          FOR THE PERIOD
                                                        NOVEMBER 4, 1999++      DECEMBER 29, 1998+
                                                                 TO                    TO
                                                           MARCH 6, 2000         FEBRUARY 9, 1999
                                                        ------------------     --------------------
Net asset value, beginning of period ...............       $     1.00              $     1.00
                                                           ----------              ----------
Net investment income ..............................            0.018                   0.006
Dividends from net investment income ...............           (0.018)                 (0.006)
                                                           ----------              ----------
Net asset value, end of period .....................       $     1.00              $     1.00
                                                           ==========              ==========
Total investment return (1) ........................             1.84%                   0.57%
                                                           ==========              ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) ..................               --                      --
Expenses to average net assets net of
  waivers from adviser .............................             0.40%*                  0.32%*
Expenses to average net assets before
  waivers from adviser .............................             0.43%*                  0.43%*
Net investment income to average net assets
  net of waivers from adviser ......................             5.11%*                  4.81%*
Net investment income to average net assets
  before waivers from adviser ......................             5.08%*                  4.70%*

------------------
+  Issuance of shares.
++ Reissuance of shares.
*  Annualized.
(1)Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.
(2)At March 6, 2000 and February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at $1.00 per share.

--------------------------------------------------------------------------------

TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt

Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

OFFICERS
Brian M. Storms
PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER
Elbridge T. Gerry III
VICE PRESIDENT
Kris Dorr
VICE PRESIDENT

INVESTMENT ADVISER AND
ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114

DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019-6114

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

-----

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
- Enhanced S&P 500 Fund
- Enhanced Nasdaq-100 Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Strategy Fund
- Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

PAINEWEBBER MONEY MARKET FUND


                                   PAINEWEBBER
                        -C-2000 PaineWebber Incorporated
                               All rights reserved

----------------------------

MITCHELL HUTCHINS

LIR SELECT

MONEY FUND



SEMIANNUAL REPORT



OCTOBER 31, 2000